FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Liquidity risk management (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Liquidity risk management
Accounts payable and accrued charges	$ 491,910
Amounts payable to affiliated corporations	54,675
Long-term debt	3,294,557
Interest payments	1,149,339
Derivative instruments	(248,015)
Total	4,742,466
2018 (Less than one year)
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Liquidity risk management
Accounts payable and accrued charges	491,910
Amounts payable to affiliated corporations	54,675
Long-term debt	5,357
Interest payments	123,783
Total	675,725
1-3 years
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Liquidity risk management
Interest payments	335,210
Total	335,210
3-5 years
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Liquidity risk management
Long-term debt	1,005,680
Interest payments	331,954
Derivative instruments	(206,179)
Total	1,131,455
2023 and thereafter (5 years or more)
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Liquidity risk management
Long-term debt	2,283,520
Interest payments	358,392
Derivative instruments	(41,836)
Total	$ 2,600,076
Liquidity risk management
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Liquidity risk management
Weighted average term of the Corporation's consolidated debt	7 years	6 years 9 months 18 days